Key sources of estimation uncertainty, use of estimates and critical accounting judgments (Details) - tranche				1 Months Ended	12 Months Ended
	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Number of tranches for the right to exercise a sale option					3	3	3
Luigi Fedeli e Figlio S.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate					15.00%	15.00%
Tom Ford International LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	15.00%	15.00%	15.00%		100.00%	100.00%	15.00%
Thom Browne
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					8.00%
Thom Browne | Tranche one
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					5.00%
Thom Browne | Tranche two
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					3.00%
Thom Browne | Written put options
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				10.00%	15.00%
Thom Browne | MrThom Browne | Written put options
Disclosure of subsidiaries [line items]
Number of tranches for the right to exercise a sale option					2
Thom Browne | MrThom Browne | Written put options | Tranche one
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					5.00%
Thom Browne | MrThom Browne | Written put options | Tranche two
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					3.00%